Provisions and other non-financial liabilities - Other Current Non-Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [abstract]
Tax withholdings	$ 8,750	$ 46,518
VAT payable	33,782	43,439
Guarantees received	1,021	743
Accrual for dividend	67,219	7,370
Monthly tax provisional payments	26,160	289,326
Deferred income	4,144	19,341
Withholdings from employees and salaries payable	9,333	7,242
Accrued vacations	35,902	29,642
Other current liabilities	994	2,856
Total	$ 187,305	$ 446,477